Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 463,000.00
Previously Paid Amount	0.00
Total Fee Amount	63.94
Total Offset Amount	0.00
Net Fee	63.94
Narrative - Max Aggregate Offering Price	$ 463,000.00
Final Prospectus	true